Accounting Judgements and Estimates (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of accounting judgements and estimates [text block] [Abstract]
Employee and contractor development expenditure	£ 13.8	£ 1.6	£ 3.2